Schedule of investments
Nomura Diversified Income Fund	January 31, 2026 (Unaudited)
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations — 0.20%
Fannie Mae Grantor Trust
Series 1999-T2 A1 7.50% 1/19/39 •	2,252	$ 2,327
Series 2002-T19 A1 6.50% 7/25/42	29,420	31,014
Series 2004-T1 1A2 6.50% 1/25/44	5,874	6,058
Fannie Mae REMIC Trust
Series 2002-W6 2A 7.50% 6/25/42 •	5,940	5,993
Series 2003-W1 2A 5.049% 12/25/42 •	4,227	4,278
Series 2004-W11 1A2 6.50% 5/25/44	76,864	79,471
Fannie Mae REMICs
Series 2013-44 Z 3.00% 5/25/43	25,255	19,827
Series 2017-40 GZ 3.50% 5/25/47	1,740,108	1,591,371
Freddie Mac REMICs
Series 2557 HL 5.30% 1/15/33	10,994	11,149
Series 4676 KZ 2.50% 7/15/45	1,404,239	1,221,640
Freddie Mac Structured Pass Through Certificates
Series T-54 2A 6.50% 2/25/43 ♦	10,302	10,295
Series T-58 2A 6.50% 9/25/43 ♦	119,409	122,553
GNMA
Series 2013-113 LY 3.00% 5/20/43	919,206	862,798
Series 2013-182 CZ 2.50% 12/20/43	959,376	868,174
Total Agency Collateralized Mortgage Obligations (cost $5,036,454)		4,836,948

Agency Commercial Mortgage-Backed Securities — 0.74%
Freddie Mac Multifamily Structured Pass Through Certificates
Series K144 A2 2.45% 4/25/32 ♦	8,075,000	7,305,451
Series K150 A2 3.71% 9/25/32 ♦, •	4,020,000	3,887,962
Series K753 A2 4.40% 10/25/30 ♦	2,800,000	2,836,224
Series X3FX A2FX 3.00% 6/25/27 ♦	3,635,687	3,603,890

GNMA Series 2005-23 IO 0.00% 6/17/45 =, •	55,809	0
Total Agency Commercial Mortgage-Backed Securities (cost $17,165,908)		17,633,527

Agency Mortgage-Backed Securities — 25.97%
Fannie Mae 2.50% 11/1/27	36,960	36,498
Fannie Mae S.F. 15 yr
2.50% 7/1/36	8,967,751	8,490,585
2.50% 8/1/36	1,276,759	1,208,073
NQ- 189 [0126] 0326 (5295621)    1

Schedule of investments
Nomura Diversified Income Fund
	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
2.00% 6/1/50	9,022,413	$ 7,401,951
2.00% 11/1/50	7,710,697	6,377,102
2.00% 12/1/50	2,140,646	1,769,505
2.00% 1/1/51	2,111,498	1,752,693
2.00% 2/1/51	5,643,505	4,672,494
2.00% 3/1/51	6,812,112	5,571,629
2.00% 4/1/51	75,977,254	62,118,258
2.00% 7/1/51	2,905,221	2,376,792
2.00% 8/1/51	2,945,991	2,431,729
2.00% 9/1/51	16,177,020	13,195,781
2.00% 1/1/52	7,278,571	6,019,817
2.50% 8/1/50	9,689,107	8,407,368
2.50% 3/1/51	11,146,142	9,549,739
2.50% 6/1/51	7,634,982	6,639,983
2.50% 8/1/51	14,218,246	12,324,476
2.50% 12/1/51	3,872,120	3,304,721
2.50% 2/1/52	23,470,781	20,005,720
2.50% 3/1/52	16,618,540	14,200,847
3.00% 9/1/42	496,153	459,460
3.00% 4/1/47	3,902,128	3,535,380
3.00% 7/1/51	8,149,315	7,335,310
3.00% 8/1/51	8,371,031	7,508,850
3.00% 6/1/52	8,532,419	7,666,203
3.50% 7/1/47	10,534,225	10,020,623
4.00% 10/1/48	4,872,209	4,755,222
4.00% 8/1/51	4,462,635	4,370,289
4.00% 9/1/52	5,974,963	5,715,437
5.00% 7/1/47	176,132	180,572
5.00% 7/1/49	4,329,792	4,406,209
5.00% 1/1/51	4,951,261	5,030,768
5.00% 8/1/53	16,034,909	16,109,171
5.50% 11/1/52	3,588,992	3,687,111
5.50% 9/1/55	3,714,745	3,768,024
6.00% 9/1/55	32,307,190	33,087,431
6.50% 3/1/55	17,433,775	18,037,299
7.50% 5/1/31	1,584	1,607
Freddie Mac S.F. 15 yr
2.00% 8/1/36	15,722,522	14,532,515
2.00% 1/1/37	10,082,679	9,339,588
3.00% 3/1/35	7,299,131	7,063,357
2    NQ- 189 [0126] 0326 (5295621)

	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
Freddie Mac S.F. 30 yr
2.00% 3/1/52	2,775,176	$ 2,258,526
2.50% 10/1/51	14,071,396	12,171,982
3.00% 1/1/47	4,132,859	3,741,019
3.00% 5/1/51	10,723,561	9,726,600
3.00% 8/1/52	3,970,419	3,569,387
3.50% 2/1/49	20,496,133	19,037,364
3.50% 4/1/52	5,105,482	4,749,188
4.00% 9/1/52	12,201,197	11,709,000
4.50% 10/1/52	19,583,636	19,264,229
5.00% 9/1/34	122	124
5.50% 9/1/52	5,321,423	5,494,054
5.50% 9/1/53	11,279,616	11,531,084
GNMA I S.F. 30 yr
3.00% 3/15/45	641,270	582,538
3.00% 3/15/50	782,382	699,065
4.00% 1/15/41	124,363	120,729
4.00% 10/15/41	76,633	74,272
4.50% 6/15/40	87,621	87,711
5.00% 12/15/35	44,270	44,691
5.50% 10/15/42	3,639,300	3,789,345
GNMA II
3.25% 11/20/35	233,482	224,108
4.00% 8/20/31	117,454	116,965
4.00% 6/20/36	239,350	232,904
GNMA II S.F. 30 yr
2.00% 10/20/50	31,613,125	26,311,136
2.50% 7/20/51	33,100,541	28,690,069
3.00% 4/20/52	10,773,904	9,734,735
3.50% 9/20/55	15,937,608	14,608,469
4.00% 12/20/40	129,522	124,517
4.00% 12/20/44	94,698	91,649
4.00% 4/20/55	10,290,342	9,736,632
4.50% 8/20/55	12,480,557	12,194,983
5.00% 9/20/52	2,710,932	2,723,905
5.00% 12/20/54	14,195,962	14,209,741
5.50% 6/20/49	6,090,493	6,259,245
6.00% 3/20/55	11,064,801	11,340,657
6.50% 4/20/55	5,348,216	5,532,764
Total Agency Mortgage-Backed Securities (cost $628,946,675)		615,249,574

NQ- 189 [0126] 0326 (5295621)    3

Schedule of investments
Nomura Diversified Income Fund
	Principal amount°	Value (US $)

Collateralized Loan Obligations — 3.10%
AGL CLO 17 Series 2022-17A AR 144A 4.62% (TSFR03M + 0.95%, Floor 0.95%) 1/21/35 #, •	5,450,000	$ 5,451,155
Aimco CLO 15 Series 2021-15A D1R 144A 6.418% (TSFR03M + 2.75%, Floor 2.75%) 4/17/38 #, •	1,525,000	1,531,210
Bain Capital Credit CLO Series 2021-7A A1R 144A 4.649% (TSFR03M + 0.98%, Floor 0.98%) 1/22/35 #, •	6,650,000	6,632,285
Ballyrock CLO 18 Series 2021-18A C1R 144A 6.522% (TSFR03M + 2.85%, Floor 2.85%) 4/15/38 #, •	1,600,000	1,604,515
Canyon Capital CLO Series 2019-2A AR2 144A 4.682% (TSFR03M + 1.01%, Floor 1.01%) 10/15/34 #, •	2,850,000	2,849,225
Canyon CLO Series 2020-2A AR2 144A 4.702% (TSFR03M + 1.03%, Floor 1.03%) 10/15/34 #, •	4,100,000	4,093,506
CIFC Funding Series 2025-1A D1 144A 6.171% (TSFR03M + 2.50%, Floor 2.50%) 4/23/38 #, •	1,850,000	1,851,715
Dryden 109 CLO Series 2022-109A DR 144A 6.372% (TSFR03M + 2.70%, Floor 2.70%) 4/15/38 #, •	1,850,000	1,856,529
Elmwood CLO 22 Series 2023-1A D1R 144A 6.468% (TSFR03M + 2.80%, Floor 2.80%) 4/17/38 #, •	1,550,000	1,556,846
Madison Park Funding XXVII Series 2018-27A D1R 144A 6.518% (TSFR03M + 2.85%, Floor 2.85%) 4/20/38 #, •	1,850,000	1,859,150
Magnetite LI Series 2025-51A A1 144A 5.092% (TSFR03M + 1.20%, Floor 1.20%) 10/25/38 #, •	10,800,000	10,818,663
Magnetite XlV Series 2025-45A D1 144A 6.172% (TSFR03M + 2.50%, Floor 2.50%) 4/15/38 #, •	1,550,000	1,551,745
Neuberger Berman CLO XX Series 2015-20A D1R3 144A 6.322% (TSFR03M + 2.65%, Floor 2.65%) 4/15/39 #, •	1,200,000	1,203,382
Neuberger Berman Loan Advisers CLO 42 Series 2021-42A AR 144A 4.621% (TSFR03M + 0.95%, Floor 0.95%) 7/16/36 #, •	1,200,000	1,200,128
Oaktree CLO Series 2020-1A D1RR 144A 6.272% (TSFR03M + 2.60%, Floor 2.60%) 1/15/38 #, •	1,650,000	1,653,496
4    NQ- 189 [0126] 0326 (5295621)

	Principal amount°	Value (US $)

Collateralized Loan Obligations (continued)
Octagon Investment Partners 51 Series 2021-1A AR 144A 4.658% (TSFR03M + 0.99%, Floor 0.99%) 7/20/34 #, •	5,900,000	$ 5,887,687
OHA Credit Partners VII Series 2012-7A D1R4 144A 6.389% (TSFR03M + 2.50%, Floor 2.50%) 2/20/38 #, •	1,850,000	1,858,667
Signal Peak CLO 5 Series 2018-5A A1R 144A 5.218% (TSFR03M + 1.55%, Floor 1.55%) 4/25/37 #, •	8,400,000	8,408,795
TCW CLO Series 2019-2A D1R2 144A 6.668% (TSFR03M + 3.00%, Floor 3.00%) 1/20/38 #, •	1,850,000	1,825,597
Venture 42 CLO Series 2021-42A A1A 144A 5.064% (TSFR03M + 1.39%, Floor 1.13%) 4/15/34 #, •	300,000	300,244
Wellington Management CLO 4 Series 2025-4A D1 144A 6.218% (TSFR03M + 2.55%, Floor 2.55%) 4/18/38 #, •	1,650,000	1,652,501
Zais CLO 16 Series 2020-16A A1R2 144A 4.798% (TSFR03M + 1.13%, Floor 1.13%) 10/20/34 #, •	7,850,000	7,842,919
Total Collateralized Loan Obligations (cost $73,475,000)		73,489,960

Convertible Bonds — 0.01%
Sunac China Holdings 0.000% exercise price $6.80, maturity date 6/23/26 ^	726,565	115,742
Sunac China Holdings 0.000% exercise price $3.85, maturity date 6/23/28 ^	536,845	111,395
Total Convertible Bonds (cost $361,786)		227,137

Corporate Bonds — 33.50%
Banking — 11.45%
Access Bank 144A 6.125% 9/21/26 #	540,000	538,687
Akbank TAS 144A 7.498% 1/20/30 #	260,000	274,781
Al Rajhi Sukuk 5.651% 3/16/36 μ, ■	805,000	810,665
Ardshinbank CJSC Via Dilijan Finance 144A 6.60% 1/22/31 #	775,000	783,040
Axis Bank 4.10% 9/8/26 μ, ψ, ■	1,045,000	1,040,319
Banco Davivienda 144A 8.125% 7/2/35 #, μ	915,000	956,175
NQ- 189 [0126] 0326 (5295621)    5

Schedule of investments
Nomura Diversified Income Fund
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)
Banco de Credito e Inversiones 144A 8.75% 5/8/29 #, μ, ψ	525,000	$ 567,100
Banco Macro 144A 8.00% 6/23/29 #	900,000	929,250
Banco Mercantil del Norte 144A 7.50% 6/27/29 #, μ, ψ	865,000	894,679
Banco Santander 4.551% 11/6/30	1,600,000	1,602,058
Bancolombia 8.625% 12/24/34 μ	940,000	1,005,132
Bangkok Bank
144A 3.466% 9/23/36 #, μ	770,000	701,149
144A 4.507% 11/26/30 #	870,000	871,460

Bank Hapoalim BM 144A 5.252% 1/14/33 #, ■	885,000	885,865
Bank Leumi Le-Israel 144A 7.129% 7/18/33 #, μ, ■	725,000	758,246
Bank Muscat SAOG 4.846% 10/1/30 ■	1,090,000	1,091,948
Bank of America
1.734% 7/22/27 μ	7,680,000	7,600,202
5.518% 10/25/35 μ	8,862,000	9,047,932
5.819% 9/15/29 μ	4,514,000	4,708,349
6.204% 11/10/28 μ	9,799,000	10,169,875
6.25% 7/26/30 μ, ψ	5,243,000	5,339,894
6.625% 5/1/30 μ, ψ	2,087,000	2,169,741

Bank of Montreal 4.439% 1/14/32 μ	2,395,000	2,390,539
Banque Federative du Credit Mutuel 144A 4.541% 1/15/31 #	2,985,000	2,978,899
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico
144A 5.875% 9/13/34 #, μ	500,000	500,878
144A 8.125% 1/8/39 #, μ	480,000	524,499
BPCE
144A 5.417% 1/13/37 #, μ	4,385,000	4,374,865
144A 6.347% 1/13/47 #, μ	1,985,000	1,985,515

Burgan Bank 2.75% 12/15/31 μ, ■	945,000	924,139
CBQ Finance 4.625% 9/10/30 ■	1,080,000	1,083,018
Citigroup
4.503% 9/11/31 μ	3,775,000	3,779,263
6.02% 1/24/36 μ	2,496,000	2,603,288
6.625% 2/15/31 μ, ψ	1,610,000	1,639,985
6.75% 2/15/30 μ, ψ	2,176,000	2,220,378
7.00% 8/15/34 μ, ψ	1,898,000	1,988,275
Deutsche Bank
2.552% 1/7/28 μ	4,875,000	4,806,976
6    NQ- 189 [0126] 0326 (5295621)

		Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)
Deutsche Bank
4.95% 8/4/31 μ		2,106,000	$ 2,131,179
6.819% 11/20/29 μ		1,900,000	2,027,377
7.146% 7/13/27 μ		2,655,000	2,691,204
Goldman Sachs Group
1.542% 9/10/27 μ		16,810,000	16,561,915
4.369% 10/21/31 μ		3,885,000	3,863,714
5.049% 7/23/30 μ		11,365,000	11,641,593
5.065% 1/21/37 μ		6,060,000	6,036,355
5.218% 4/23/31 μ		3,776,000	3,890,276
5.387% 2/2/41 μ		5,315,000	5,267,453
5.541% 1/21/47 μ		1,108,000	1,092,092
6.484% 10/24/29 μ		11,273,000	11,936,311
Huntington Bancshares
4.623% 1/28/32 μ		3,435,000	3,441,442
5.605% 1/28/41 μ		2,310,000	2,299,700

Industrial Subordinated Trust 2 0 144A 6.55% 4/15/36 #, μ		1,330,000	1,350,615
JPMorgan Chase & Co.
1.47% 9/22/27 μ		6,980,000	6,870,518
4.898% 1/22/37 μ		1,300,000	1,290,612
5.103% 4/22/31 μ		3,182,000	3,282,720
5.14% 1/24/31 μ		2,228,000	2,299,291
5.193% 2/5/37 μ		5,775,000	5,758,024
5.571% 4/22/28 μ		3,245,000	3,306,776
6.254% 10/23/34 μ		5,640,000	6,155,745

Kookmin Bank 144A 2.50% 11/4/30 #		1,050,000	956,553
Metropolitan Bank & Trust 5.375% 3/6/29 ■		655,000	676,750
Morgan Stanley
0.495% 10/26/29 μ	EUR	4,525,000	5,047,308
4.133% 10/18/29 μ		1,450,000	1,449,163
4.493% 1/16/32 μ		3,250,000	3,248,571
5.192% 4/17/31 μ		701,000	721,809
6.296% 10/18/28 μ		4,358,000	4,521,434
6.407% 11/1/29 μ		3,795,000	4,017,080
6.627% 11/1/34 μ		5,517,000	6,133,947

NatWest Group 5.115% 5/23/31 μ		4,000,000	4,104,534
NBK SPC 144A 1.625% 9/15/27 #, μ		905,000	889,453
Nordea Bank 144A 6.75% 11/10/33 #, μ, ψ		1,835,000	1,886,202
Oversea-Chinese Banking 144A 4.55% 9/8/35 #, μ		1,495,000	1,487,459
NQ- 189 [0126] 0326 (5295621)    7

Schedule of investments
Nomura Diversified Income Fund
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)
PNC Financial Services Group
4.899% 5/13/31 μ		1,591,000	$ 1,625,167
5.423% 1/25/41 μ		1,710,000	1,709,064
5.575% 1/29/36 μ		804,000	834,981

Popular 7.25% 3/13/28		2,450,000	2,573,321
Royal Bank of Canada 6.50% 11/24/85 μ		1,695,000	1,687,526
Scotiabank Peru 144A 6.10% 10/1/35 #, μ		920,000	957,168
Shinhan Bank 144A 5.75% 4/15/34 #		720,000	755,106
SNB Funding 6.00% 6/24/35 μ, ■		900,000	921,939
Standard Chartered
144A 6.301% 1/9/29 #, μ		390,000	405,300
144A 7.625% 1/16/32 #, μ, ψ		675,000	722,153
State Street
4.543% 4/24/28 μ		4,415,000	4,451,725
4.784% 10/23/36 μ		1,825,000	1,803,720
4.834% 4/24/30		1,737,000	1,784,994

TBC Bank JSC 144A 10.25% 7/30/29 #, μ, ψ		645,000	694,692
Turkiye Garanti Bankasi 144A 8.375% 2/28/34 #, μ		735,000	764,110
UBS Group
0.25% 11/5/28 μ, ■	EUR	2,350,000	2,677,314
144A 4.844% 11/6/33 #, μ		3,370,000	3,372,473
144A 5.01% 3/23/37 #, μ		3,395,000	3,355,377
144A 7.00% 2/10/30 #, μ, ψ		1,850,000	1,891,379
US Bancorp
2.491% 11/3/36 μ		9,167,000	8,027,587
6.787% 10/26/27 μ		1,435,000	1,464,861
Wells Fargo & Co.
4.96% 1/23/37 μ		2,300,000	2,282,105
5.15% 4/23/31 μ		234,000	241,010
5.244% 1/24/31 μ		2,292,000	2,368,514

Yapi ve Kredi Bankasi 144A 7.55% 6/11/36 #, μ		1,115,000	1,113,330
			271,367,155
Basic Industry — 1.14%
AngloGold Ashanti Holdings 6.50% 4/15/40		645,000	693,409
Celanese US Holdings
6.50% 4/15/30		301,000	306,435
6.75% 4/15/33		2,492,000	2,525,826

Cleveland-Cliffs 144A 7.00% 3/15/32 #		3,708,000	3,809,918
First Quantum Minerals 144A 7.25% 2/15/34 #		695,000	730,676
8    NQ- 189 [0126] 0326 (5295621)

		Principal amount°	Value (US $)

Corporate Bonds (continued)
Basic Industry (continued)
Fortescue Treasury
144A 5.875% 4/15/30 #		1,649,000	$ 1,698,205
144A 6.125% 4/15/32 #		1,640,000	1,709,415

GC Treasury Center 144A 7.125% 3/10/35 #, μ, ψ		900,000	924,309
LD Celulose International 144A 7.95% 1/26/32 #		705,000	742,949
Magnera 144A 7.25% 11/15/31 #		1,747,000	1,652,511
Marcobre SAC 144A 5.75% 1/22/36 #		925,000	921,254
Novelis 144A 4.75% 1/30/30 #		3,226,000	3,128,575
Sasol Financing USA 144A 8.75% 5/3/29 #		660,000	678,381
Vale Overseas 144A 6.00% 2/25/56 #, μ		1,095,000	1,100,475
Vedanta Resources Finance II 144A 9.125% 10/15/32 #		790,000	828,145
Volcan Cia Minera 144A 8.50% 10/28/32 #		1,400,000	1,451,310
Westlake 5.55% 11/15/35		2,946,000	2,936,365
Windfall Mining Group 144A 5.854% 5/13/32 #		1,025,000	1,070,943
			26,909,101
Brokerage — 0.95%
Apollo Global Management 4.60% 1/15/31		1,800,000	1,809,542
Brookfield Asset Management 4.653% 11/15/30		3,535,000	3,567,707
Brookfield Finance 5.33% 1/15/36		6,585,000	6,603,037
Jefferies Financial Group
2.625% 10/15/31		4,403,000	3,920,782
5.50% 2/15/36		1,970,000	1,945,502
6.50% 1/20/43		1,742,000	1,801,842

KKR & Co. 5.10% 8/7/35		2,814,000	2,787,355
			22,435,767
Capital Goods — 1.41%
Amphenol 4.125% 11/15/30		1,450,000	1,441,410
Boeing
6.259% 5/1/27		4,030,000	4,134,163
6.388% 5/1/31		905,000	982,241
6.858% 5/1/54		9,123,000	10,294,200

Caterpillar Financial Services 4.15% 1/8/31		1,800,000	1,799,365
Embraer Netherlands Finance 5.40% 1/9/38		865,000	854,663
Herc Holdings 144A 7.25% 6/15/33 #		783,000	829,033
Holcim Finance Luxembourg 0.50% 4/23/31 ■	EUR	2,400,000	2,491,869
Mauser Packaging Solutions Holding 144A 7.875% 4/15/30 #		3,128,000	3,189,199
QXO Building Products 144A 6.75% 4/30/32 #		1,248,000	1,287,206
NQ- 189 [0126] 0326 (5295621)    9

Schedule of investments
Nomura Diversified Income Fund
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Capital Goods (continued)

Resideo Funding 144A 6.50% 7/15/32 #	1,226,000	$ 1,246,856
RTX 4.625% 11/16/48	1,470,000	1,290,199
Standard Industries 144A 3.375% 1/15/31 #	3,996,000	3,690,325
		33,530,729
Communications — 4.86%
AT&T
5.55% 11/1/45	1,960,000	1,888,096
6.00% 4/30/56	6,200,000	6,155,166
6.30% 1/15/38	1,868,000	2,014,451

ATP Tower Holdings 144A 7.875% 2/3/30 #	1,050,000	1,083,132
Axian Telecom Holding & Management 144A 7.25% 7/11/30 #	670,000	679,759
CCO Holdings
144A 4.25% 1/15/34 #	3,333,000	2,818,637
144A 6.375% 9/1/29 #	4,789,000	4,837,675

Charter Communications Operating 4.40% 12/1/61	4,000	2,641
Digicel International Finance 144A 8.625% 8/1/32 #	850,000	884,332
HTA Group 144A 7.50% 6/4/29 #	695,000	718,870
IHS Holding 144A 8.25% 11/29/31 #	1,130,000	1,181,079
Iliad Holding 144A 8.50% 4/15/31 #	1,996,000	2,138,604
Meta Platforms
4.60% 11/15/32	1,805,000	1,810,029
4.875% 11/15/35	5,055,000	5,002,045

Midcontinent Communications 144A 8.00% 8/15/32 #	3,270,000	3,150,382
Millicom International Cellular 144A 7.375% 4/2/32 #	719,000	748,510
Orange
144A 4.25% 1/13/31 #	2,885,000	2,861,409
144A 4.75% 1/13/33 #	2,850,000	2,844,139
144A 5.00% 1/13/36 #	5,980,000	5,933,212

Prosus 144A 3.061% 7/13/31 #	660,000	603,376
Rogers Communications 5.30% 2/15/34	2,764,000	2,798,484
Sable International Finance 144A 7.125% 10/15/32 #	800,000	809,612
Sirius XM Radio 144A 4.125% 7/1/30 #	4,189,000	3,953,679
Sitios Latinoamerica 144A 6.00% 11/25/29 #	570,000	589,722
SoftBank
144A 4.699% 7/9/30 #	4,520,000	4,542,324
10    NQ- 189 [0126] 0326 (5295621)

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Communications (continued)
SoftBank
144A 5.332% 7/9/35 #	5,440,000	$ 5,453,202

Sprint Capital 6.875% 11/15/28	4,564,000	4,897,417
Time Warner Cable
6.55% 5/1/37	10,352,000	10,405,933
7.30% 7/1/38	9,950,000	10,570,826
T-Mobile USA
3.75% 4/15/27	5,693,000	5,679,620
5.875% 11/15/55	3,810,000	3,787,549

Turkcell Iletisim Hizmetleri 144A 7.45% 1/24/30 #	665,000	697,700
Verizon Communications
4.75% 1/15/33	3,185,000	3,186,840
5.00% 1/15/36	3,415,000	3,377,167
5.875% 11/30/55	2,710,000	2,677,048

Vmed O2 UK Financing I 144A 4.25% 1/31/31 #	4,960,000	4,490,939
		115,273,606
Consumer Cyclical — 1.92%
Alibaba Group Holding
2.70% 2/9/41	580,000	428,696
5.25% 5/26/35	465,000	482,194
Amazon.com
4.10% 11/20/30	2,275,000	2,276,018
5.55% 11/20/65	2,025,000	1,966,268

American Honda Finance 5.10% 1/8/36	2,875,000	2,864,837
Caesars Entertainment 144A 6.50% 2/15/32 #	3,211,000	3,284,901
Carnival 144A 4.00% 8/1/28 #	1,683,000	1,666,428
El Puerto de Liverpool 144A 6.658% 1/22/37 #	815,000	877,299
Ford Motor Credit
5.869% 10/31/35	1,194,000	1,189,422
6.532% 3/19/32	3,101,000	3,271,142

Future Retail 144A 5.60% 1/22/25 #, ‡	1,295,000	3,250
General Motors Financial
2.35% 2/26/27	6,405,000	6,294,761
5.60% 6/18/31	1,139,000	1,189,413
5.625% 4/4/32	1,406,000	1,465,155

Gildan Activewear 144A 4.70% 10/7/30 #	6,390,000	6,372,703
Hyundai Capital Services 144A 5.25% 1/22/28 #	610,000	621,977
Lowe's 4.25% 3/15/31	2,455,000	2,445,137
Meituan 144A 4.625% 10/2/29 #	680,000	684,971
Melco Resorts Finance 144A 7.625% 4/17/32 #	805,000	844,831
NQ- 189 [0126] 0326 (5295621)    11

Schedule of investments
Nomura Diversified Income Fund
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Cyclical (continued)
Sands China
3.25% 8/8/31	320,000	$ 296,417
4.375% 6/18/30	595,000	585,714
VICI Properties
4.95% 2/15/30	3,776,000	3,822,962
5.625% 4/1/35	1,406,000	1,433,320

Wynn Macau 144A 6.75% 2/15/34 #	1,030,000	1,044,954
		45,412,770
Consumer Non-Cyclical — 2.08%
Bimbo Bakeries USA 144A 6.40% 1/15/34 #	635,000	688,802
Cargill
144A 4.125% 10/23/30 #	2,100,000	2,089,950
144A 5.375% 10/23/55 #	2,730,000	2,623,138
CVS Health
5.00% 9/15/32	1,567,000	1,593,353
5.05% 3/25/48	2,369,000	2,084,625
5.45% 9/15/35	2,642,000	2,689,285
DaVita
144A 3.75% 2/15/31 #	1,679,000	1,541,315
144A 4.625% 6/1/30 #	1,508,000	1,451,730

Global Medical Response 144A 7.375% 10/1/32 #	2,033,000	2,103,576
HCA 5.45% 9/15/34	4,583,000	4,705,974
JBS USA Holding Lux 6.25% 3/1/56	2,540,000	2,567,534
Merck & Co.
3.85% 3/15/29	1,575,000	1,574,799
4.15% 3/15/31	4,195,000	4,180,810
4.45% 12/4/32	2,220,000	2,226,127
4.75% 12/4/35	2,010,000	1,993,579
5.50% 3/15/46	2,225,000	2,214,633
5.70% 12/4/65	2,095,000	2,065,889
MHP Lux
144A 6.95% 4/3/26 #	715,000	718,796
144A 10.50% 7/28/29 #	975,000	1,003,886
New York and Presbyterian Hospital
2.256% 8/1/40	2,379,000	1,670,072
2.606% 8/1/60	1,557,000	869,301
4.063% 8/1/56	127,000	99,964

NYU Langone Hospitals 3.38% 7/1/55	1,416,000	977,818
12    NQ- 189 [0126] 0326 (5295621)

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
Pfizer
4.20% 11/15/30	1,440,000	$ 1,443,952
4.875% 11/15/35	2,180,000	2,183,666

Sysco 5.10% 9/23/30	1,839,000	1,898,305
		49,260,879
Electric — 1.60%
Adani Electricity Mumbai 144A 3.949% 2/12/30 #	605,000	566,949
AEP Texas 5.40% 6/1/33	1,148,000	1,184,012
AES Andes 144A 8.15% 6/10/55 #, μ	915,000	974,393
Black Hills 4.55% 1/31/31	1,960,000	1,959,653
Chile Electricity Lux MPC 144A 6.01% 1/20/33 #	718,100	753,289
Cikarang Listrindo 144A 5.65% 3/12/35 #	970,000	988,025
Comision Ejecutiva Hidroelectrica del Rio Lempa 144A 8.65% 1/24/33 #	400,000	427,900
Constellation Energy Generation
3.90% 1/8/28	1,475,000	1,473,779
5.875% 1/15/66	1,920,000	1,874,494
Dominion Energy
6.20% 2/15/56 μ	1,710,000	1,716,667
Series A 6.875% 2/1/55 μ	3,065,000	3,193,184

Duke Energy Florida 4.20% 12/1/30	2,040,000	2,036,330
Energuate Trust 2 0 144A 6.35% 9/15/35 #	880,000	880,125
GDZ Elektrik Dagitim 144A 9.00% 10/15/29 #	675,000	676,335
JSW Hydro Energy 144A 4.125% 5/18/31 #	628,975	593,346
Mong Duong Finance Holdings 144A 5.125% 5/7/29 #	1,111,833	1,110,066
Niagara Mohawk Power 144A 5.112% 1/12/36 #	2,950,000	2,936,956
NRG Energy 144A 4.734% 10/15/30 #	3,165,000	3,166,331
Saavi Energia 144A 8.875% 2/10/35 #	740,000	802,086
Star Energy Geothermal Wayang Windu 144A 6.75% 4/24/33 #	561,000	576,152
Vistra 144A 7.00% 12/15/26 #, μ, ψ	4,975,000	5,052,754
Vistra Operations
144A 4.70% 1/31/31 #	1,880,000	1,878,250
144A 5.35% 1/31/36 #	3,225,000	3,209,164
		38,030,240
Energy — 2.77%
Azule Energy Finance
144A 8.125% 1/23/30 #	790,000	800,087
144A 8.625% 1/22/33 #	700,000	700,297
NQ- 189 [0126] 0326 (5295621)    13

Schedule of investments
Nomura Diversified Income Fund
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Energy (continued)
Diamondback Energy
5.55% 4/1/35	4,899,000	$ 5,045,385
5.75% 4/18/54	3,220,000	3,078,489

El Paso Natural Gas 8.375% 6/15/32	671,000	801,921
Enbridge
4.90% 6/20/30	1,581,000	1,614,761
5.25% 4/5/27	2,939,000	2,980,548
5.55% 6/20/35	2,472,000	2,551,066
5.75% 7/15/80 μ	1,387,000	1,404,880
Energy Transfer
6.10% 12/1/28	6,004,000	6,311,819
6.30% 1/15/56	1,640,000	1,640,603
6.50% 2/15/56 μ	4,423,000	4,424,827
6.75% 2/15/56 μ	4,740,000	4,776,038
Enterprise Products Operating
4.60% 1/15/31	2,647,000	2,681,318
6.831% 6/1/67 •	949,000	943,375

Galaxy Pipeline Assets Bidco 144A 2.16% 3/31/34 #	1,293,501	1,171,200
Greensaif Pipelines Bidco 144A 6.51% 2/23/42 #	1,060,000	1,151,096
Hilcorp Energy I
144A 6.00% 2/1/31 #	1,688,000	1,631,344
144A 6.25% 4/15/32 #	1,606,000	1,541,356

MV24 Capital 144A 6.748% 6/1/34 #	739,142	749,017
NGL Energy Operating 144A 8.375% 2/15/32 #	2,141,000	2,242,211
ONEOK 5.70% 11/1/54	586,000	548,107
ORLEN 144A 6.00% 1/30/35 #	935,000	983,509
Pluspetrol 144A 8.50% 5/30/32 #	825,000	849,041
PRIO Luxembourg Holding 144A 6.75% 10/15/30 #	825,000	822,731
Raizen Fuels Finance
144A 6.25% 7/8/32 #	710,000	595,512
144A 6.95% 3/5/54 #	925,000	706,191

Shell Finance US 4.125% 11/6/30	1,165,000	1,163,598
SierraCol Energy Andina 144A 9.00% 11/14/30 #	935,000	936,543
Targa Resources 5.40% 7/30/36	825,000	826,748
Tecpetrol 144A 7.625% 11/3/30 #	1,015,000	1,017,081
Tennessee Gas Pipeline 8.375% 6/15/32	681,000	801,542
Thaioil Treasury Center 144A 6.10% 1/15/31 #, μ, ψ	775,000	778,316
14    NQ- 189 [0126] 0326 (5295621)

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Energy (continued)

Transportadora de Gas del Sur 144A 7.75% 11/20/35 #	845,000	$ 848,574
Venture Global Calcasieu Pass 144A 3.875% 11/1/33 #	7,639,000	6,633,362
		65,752,493
Finance Companies — 2.13%
AerCap Ireland Capital DAC 4.75% 1/15/33	2,190,000	2,169,425
Air Lease
3.00% 2/1/30	4,580,000	4,308,175
4.125% 12/15/26 μ, ψ	2,367,000	2,353,473

Apollo Debt Solutions 6.70% 7/29/31	3,863,000	4,029,768
Ares Capital 5.10% 1/15/31	4,490,000	4,415,213
Aviation Capital Group 144A 4.875% 1/28/33 #	2,590,000	2,553,653
Avolon Holdings Funding 144A 5.375% 5/30/30 #	754,000	774,586
Blackstone Private Credit Fund
5.05% 9/10/30	1,935,000	1,895,506
5.35% 3/12/31	1,685,000	1,646,852

Blue Owl Credit Income 5.80% 3/15/30	3,000,000	2,976,592
CrossCountry Intermediate HoldCo 144A 6.50% 10/1/30 #	6,953,000	7,065,917
Kingston Airport Revenue Finance 144A 6.75% 12/15/36 #	546,000	557,242
OneMain Finance 7.125% 9/15/32	5,075,000	5,262,019
PennyMac Financial Services 144A 6.875% 5/15/32 #	5,172,000	5,289,270
SMBC Aviation Capital Finance DAC 144A 5.25% 11/26/35 #	3,640,000	3,629,002
UWM Holdings 144A 6.25% 3/15/31 #	1,579,000	1,570,011
		50,496,704
Financial Services — 0.11%
Aldar Properties PJSC 144A 5.875% 4/14/56 #, μ	840,000	830,474
Mobiliare Latam 144A 6.75% 11/10/32 #	850,000	842,584
Muthoot Finance 144A 6.375% 3/2/30 #	985,000	1,011,137
		2,684,195
Industrials — 0.07%
Bidvest Group UK 144A 6.20% 9/17/32 #	965,000	984,777
Celestial Dynasty 6.375% 8/22/28 ■	650,000	651,648
		1,636,425
NQ- 189 [0126] 0326 (5295621)    15

Schedule of investments
Nomura Diversified Income Fund
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Insurance — 0.21%
AIA Group 144A 5.375% 4/5/34 #	560,000	$ 578,209
Athene Holding 6.875% 6/28/55 μ	2,335,000	2,340,347
FWD Group Holdings
144A 5.252% 9/22/30 #	515,000	518,356
144A 5.836% 9/22/35 #	630,000	638,192

Hanwha Life Insurance 144A 6.30% 6/24/55 #, μ	850,000	885,062
		4,960,166
Natural Gas — 0.11%
NiSource 5.75% 7/15/56 μ	2,495,000	2,509,916
		2,509,916
Real Estate Investment Trusts — 0.51%
Extra Space Storage 5.40% 2/1/34	5,352,000	5,479,571
FIBRA Prologis 144A 5.50% 11/26/35 #	880,000	875,336
IRSA Inversiones y Representaciones 144A 8.00% 3/31/35 #	830,000	843,072
Simon Property Group 2.65% 2/1/32	4,325,000	3,902,072
Trust 2401 144A 7.70% 1/23/32 #	816,400	896,795
		11,996,846
Technology — 1.67%
Broadcom
4.20% 10/15/30	850,000	847,734
5.70% 1/15/56	2,015,000	2,031,985

CDW 3.276% 12/1/28	12,071,000	11,760,633
Foundry JV Holdco
144A 6.10% 1/25/36 #	1,875,000	1,975,207
144A 6.15% 1/25/32 #	1,915,000	2,040,458

Iron Mountain 144A 5.25% 7/15/30 #	1,654,000	1,638,846
Kaspi.KZ JSC 144A 6.25% 3/26/30 #	770,000	791,224
Leidos
5.40% 3/15/32	1,499,000	1,559,757
5.50% 3/15/35	5,157,000	5,354,309
Oracle
4.70% 9/27/34	4,675,000	4,340,940
5.875% 9/26/45	6,610,000	5,948,080

TSMC Arizona 2.50% 10/25/31	1,075,000	978,891
TSMC Global 144A 2.25% 4/23/31 #	320,000	290,605
		39,558,669
16    NQ- 189 [0126] 0326 (5295621)

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Transportation — 0.40%
Adani Ports & Special Economic Zone 144A 3.10% 2/2/31 #	825,000	$ 740,454
Aeropuertos Argentina 2000 144A 8.50% 8/1/31 #	889,460	930,581
Azul Secured Finance 144A 9.875% 2/15/31 #	395,000	399,937
Fedex Freight Holding
144A 4.95% 3/15/33 #	2,570,000	2,563,604
144A 5.25% 3/15/36 #	2,145,000	2,126,200

International Container Terminal Services 4.75% 6/17/30 ■	575,000	583,381
Latam Airlines Group 144A 7.875% 4/15/30 #	955,000	1,003,161
Montego Bay Airport Revenue Finance 144A 6.60% 6/15/35 #	1,040,000	1,040,104
		9,387,422
Utilities — 0.11%
Aegea Finance 144A 7.625% 1/20/36 #	710,000	694,323
Georgia Global Utilities JSC 144A 8.875% 7/25/29 #	610,000	646,387
Nova Securitisation 144A 6.50% 2/3/36 #	1,200,000	1,183,800
		2,524,510
Total Corporate Bonds (cost $789,994,133)		793,727,593

Government Agency Obligations — 1.31%
Abu Dhabi Crude Oil Pipeline 144A 4.60% 11/2/47 #	495,000	457,237
Aeropuerto Internacional de Tocumen 144A 5.125% 8/11/61 #	200,000	162,018
Airport Authority 144A 4.875% 7/15/30 #	465,000	481,903
AL Jawaher Assets 144A 4.662% 10/29/30 #	1,085,000	1,072,165
Baiterek National Managing Holding JSC 144A 5.45% 5/8/28 #	714,000	729,098
Banco del Estado de Chile 144A 7.95% 5/2/29 #, μ, ψ	755,000	803,554
Chile Electricity Lux MPC II 144A 5.58% 10/20/35 #	659,816	677,912
Comision Federal de Electricidad
144A 3.348% 2/9/31 #	1,185,000	1,072,239
144A 6.045% 1/28/34 #	400,000	400,500
144A 6.50% 1/28/51 #	750,000	752,063
NQ- 189 [0126] 0326 (5295621)    17

Schedule of investments
Nomura Diversified Income Fund
	Principal amount°	Value (US $)

Government Agency Obligations (continued)
Corp Nacional del Cobre de Chile
144A 3.70% 1/30/50 #	450,000	$ 317,495
144A 4.25% 7/17/42 #	400,000	330,046
144A 6.33% 1/13/35 #	465,000	494,732

Dhafrah Pv2 Energy 144A 5.794% 6/30/53 #	985,000	1,000,944
Ecopetrol 5.875% 11/2/51	900,000	650,389
Equinor
4.50% 9/3/30	530,000	536,522
4.75% 11/14/35	1,100,000	1,092,371

FIEMEX Energia - Banco Actinver Institucion de Banca Multiple 144A 7.25% 1/31/41 #	856,789	892,654
First Abu Dhabi Bank PJSC 4.50% 4/5/26 μ, ψ, ■	720,000	719,215
Freeport Indonesia 144A 5.315% 4/14/32 #	720,000	734,057
Gaci First Investment 4.875% 2/14/35 ■	1,032,000	1,016,154
Georgian Railway JSC 4.00% 6/17/28 ■	320,000	306,262
Hutama Karya Persero 144A 3.75% 5/11/30 #	400,000	385,157
Israel Electric 144A 5.633% 1/28/38 #, ■	580,000	579,190
KazMunayGas National JSC 144A 3.50% 4/14/33 #	820,000	743,629
Ma'aden Sukuk 144A 5.25% 2/13/30 #	1,135,000	1,163,094
MISC Capital Two Labuan 144A 3.75% 4/6/27 #	650,000	646,003
OCP
144A 3.75% 6/23/31 #	350,000	326,375
144A 5.125% 6/23/51 #	1,455,000	1,182,092
144A 6.10% 4/30/30 #	200,000	208,321

Pertamina Hulu Energi 144A 5.25% 5/21/30 #	1,000,000	1,017,868
Perusahaan Perseroan Persero Perusahaan Listrik Negara 144A 5.25% 5/15/47 #	870,000	776,811
Petrobras Global Finance 6.25% 1/10/36	1,035,000	1,018,181
Petroleos Mexicanos
7.69% 1/23/50	465,000	418,663
10.00% 2/7/33	300,000	349,920
Petronas Capital
144A 2.48% 1/28/32 #	800,000	719,164
144A 4.95% 1/3/31 #	570,000	587,786

QazaqGaz JSC 144A 4.375% 9/26/27 #	1,445,000	1,438,848
QNB Bank 10.75% 11/15/33 μ, ■	690,000	774,956
Saudi Arabian Oil
144A 4.25% 4/16/39 #	433,000	388,827
144A 5.75% 7/17/54 #	815,000	774,572

18    NQ- 189 [0126] 0326 (5295621)

	Principal amount°	Value (US $)

Government Agency Obligations (continued)

State Oil Co. of the Azerbaijan Republic 6.95% 3/18/30 ■	500,000	$ 540,790
Sweihan PV Power PJSC 144A 3.625% 1/31/49 #	677,914	584,401
Telecommunications Telekom Srbija AD Belgrade 144A 7.00% 10/28/29 #	805,000	810,295
YPF 144A 9.50% 1/17/31 #	890,000	944,146
Total Government Agency Obligations (cost $31,212,738)		31,078,619

Municipal Bonds — 0.56%
Municipal Electric Authority of Georgia
(Build America Bonds Plant Vogtle Units 3 & 4 Project) 6.655% 4/1/57	2,341,000	2,556,630
Texas Water Development Board Revenue
(Master Trust) 4.75% 10/15/55	5,450,000	5,469,075
Wisconsin Public Finance Authority Senior Lien Toll Revenue
(Georgia SR 400 Express Lanes Project) 6.50% 12/31/65 (AMT)	4,670,000	5,159,416
Total Municipal Bonds (cost $13,044,334)		13,185,121

Non-Agency Asset-Backed Securities — 4.05%
Contimortgage Home Equity Loan Trust Series 1996-4 A8 7.22% 1/15/28	899	878
CyrusOne Data Centers Issuer I Series 2024-2A A2 144A 4.50% 5/20/49 #	12,405,000	12,164,285
DataBank Issuer Series 2021-1A A2 144A 2.06% 2/27/51 #	5,155,000	5,144,243
Diamond Infrastructure Funding Series 2021-1A A 144A 1.76% 4/15/49 #	13,530,000	13,175,628
Domino's Pizza Master Issuer Series 2021-1A A2I 144A 2.662% 4/25/51 #	11,480,362	10,929,519
FirstKey Homes Trust
Series 2021-SFR1 B 144A 1.788% 8/17/38 #	4,670,000	4,600,925
Series 2021-SFR2 D 144A 2.058% 9/17/38 #	4,280,000	4,207,278

Ford Credit Auto Owner Trust Series 2024-B A3 5.10% 4/15/29	6,910,000	6,993,075
Ford Credit Floorplan Master Owner Trust Series 2024-1 A1 144A 5.29% 4/15/29 #	17,080,000	17,362,424
NQ- 189 [0126] 0326 (5295621)    19

Schedule of investments
Nomura Diversified Income Fund
	Principal amount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)

Mercedes-Benz Auto Lease Trust Series 2026-A A2A 3.83% 7/17/28	1,400,000	$ 1,400,784
Progress Residential Trust Series 2021-SFR7 D 144A 2.341% 8/17/40 #	3,450,000	3,241,488
Santander Drive Auto Receivables Trust
Series 2025-1 D 5.43% 3/17/31	3,600,000	3,670,949
Series 2025-4 D 4.95% 1/15/32	3,200,000	3,211,752

Toyota Auto Receivables Owner Trust Series 2024-B A3 5.33% 1/16/29	9,734,856	9,838,982
Total Non-Agency Asset-Backed Securities (cost $95,600,316)		95,942,210

Non-Agency Collateralized Mortgage Obligations — 3.23%
Agate Bay Mortgage Trust
Series 2013-1 B4 144A 3.56% 7/25/43 #, •	1,482,562	1,191,272
Series 2015-1 B1 144A 3.614% 1/25/45 #, •	267,387	264,349
Series 2015-1 B2 144A 3.614% 1/25/45 #, •	151,190	149,267

Bear Stearns Mortgage Securities Series 1996-6 B2 8.00% 11/25/29	5,343	1,242
CHL Mortgage Pass Through Trust Series 2004-J4 3B1 5.25% 5/25/34 ♦	6,734	6,517
Citicorp Mortgage Securities Trust Series 2006-3 1A9 5.75% 6/25/36	108,063	97,901
Citigroup Global Markets Mortgage Securities VII Series 1997-HUD1 B2 2.586% 12/25/30 •	470,069	67,727
Connecticut Avenue Securities Trust
Series 2022-R01 1M2 144A 5.597% (SOFR + 1.90%) 12/25/41 #, •	3,900,000	3,919,541
Series 2022-R02 2M2 144A 6.697% (SOFR + 3.00%) 1/25/42 #, •	2,190,081	2,226,524
Series 2024-R04 1M1 144A 4.797% (SOFR + 1.10%) 5/25/44 #, •	2,988,096	2,989,347
Series 2025-R01 1M2 144A 5.197% (SOFR + 1.50%) 1/25/45 #, •	410,000	410,127
Series 2025-R02 1M2 144A 5.297% (SOFR + 1.60%) 2/25/45 #, •	600,000	601,497
Series 2025-R03 2M1 144A 5.297% (SOFR + 1.60%) 3/25/45 #, •	2,426,899	2,432,991
Series 2025-R04 1M2 144A 5.197% (SOFR + 1.50%) 5/25/45 #, •	5,340,000	5,361,458
Series 2025-R05 2M2 144A 5.297% (SOFR + 1.60%) 7/25/45 #, •	2,380,000	2,389,009
20    NQ- 189 [0126] 0326 (5295621)

	Principal amount°	Value (US $)

Non-Agency Collateralized Mortgage Obligations (continued)
Connecticut Avenue Securities Trust
Series 2025-R06 1B1 144A 5.547% (SOFR + 1.85%) 9/25/45 #, •	9,114,028	$ 9,208,325

CSMC Trust Series 2013-7 B4 144A 3.553% 8/25/43 #, •	691,776	574,217
Freddie Mac Structured Agency Credit Risk REMIC Trust
Series 2021-DNA5 M2 144A 5.347% (SOFR + 1.65%) 1/25/34 #, •	2,036,564	2,044,139
Series 2021-HQA2 M2 144A 5.747% (SOFR + 2.05%) 12/25/33 #, •	9,860,225	10,007,896
Series 2022-DNA1 M2 144A 6.197% (SOFR + 2.50%) 1/25/42 #, •	3,500,000	3,541,580
Series 2022-DNA2 M2 144A 7.447% (SOFR + 3.75%) 2/25/42 #, •	2,000,000	2,057,820
Series 2025-DNA2 M2 144A 5.197% (SOFR + 1.50%) 5/25/45 #, •	2,075,000	2,075,707
Series 2025-DNA3 M2 144A 5.197% (SOFR + 1.50%) 9/25/45 #, •	2,340,000	2,340,817
Series 2025-DNA4 M2 144A 5.247% (SOFR + 1.55%) 10/25/45 #, •	6,000,000	6,015,225
Freddie Mac Whole Loan Securities Trust
Series 2015-SC01 1A 3.50% 5/25/45	422,930	384,835
Series 2016-SC02 1A 3.00% 10/25/46	145,944	126,857
JPMorgan Mortgage Trust
Series 2014-2 B1 144A 3.365% 6/25/29 #, •	546,605	535,846
Series 2014-2 B2 144A 3.365% 6/25/29 #, •	216,947	212,420
Series 2015-4 B1 144A 3.506% 6/25/45 #, •	936,826	884,151
Series 2015-4 B2 144A 3.506% 6/25/45 #, •	681,999	641,781
Series 2016-4 B1 144A 3.775% 10/25/46 #, •	725,358	695,072
Series 2016-4 B2 144A 3.775% 10/25/46 #, •	1,251,934	1,195,416
Series 2017-1 B3 144A 3.446% 1/25/47 #, •	2,348,129	2,147,771
Series 2021-13 B1 144A 3.135% 4/25/52 #, •	4,489,694	3,879,628
JPMorgan Trust
Series 2015-1 B2 144A 5.305% 12/25/44 #, •	611,197	601,785
Series 2015-5 B2 144A 5.508% 5/25/45 #, •	33,609	33,495
Series 2015-6 B1 144A 3.512% 10/25/45 #, •	503,627	492,357
Series 2015-6 B2 144A 3.512% 10/25/45 #, •	464,980	454,157

MRFC Mortgage Pass Through Trust Series 1998-2 B1 6.75% 6/25/28 ♦	17	17
NQ- 189 [0126] 0326 (5295621)    21

Schedule of investments
Nomura Diversified Income Fund
	Principal amount°	Value (US $)

Non-Agency Collateralized Mortgage Obligations (continued)

New Residential Mortgage Loan Trust Series 2018-RPL1 A1 144A 3.50% 12/25/57 #, •	330,859	$ 323,441
Radnor Re Series 2024-1 M1B 144A 6.597% (SOFR + 2.90%, Floor 2.90%) 9/25/34 #, •	429,591	432,168
Sequoia Mortgage Trust
Series 2013-4 B2 3.434% 4/25/43 •	209,298	204,324
Series 2015-1 B2 144A 3.936% 1/25/45 #, •	404,412	397,360
Series 2015-2 B2 144A 3.756% 5/25/45 #, •	121,176	118,238
Series 2017-5 B1 144A 3.778% 8/25/47 #, •	169,980	162,950
Structured Asset Mortgage Investments
Series 1998-2 B 6.75% 5/2/30 •	3,226	58
Series 1998-2 C 6.75% 5/2/30 •	1,464	19
Towd Point Mortgage Trust
Series 2017-4 M1 144A 3.25% 6/25/57 #, •	2,705,000	2,514,639
Series 2018-1 A1 144A 3.00% 1/25/58 #, •	63,425	63,075
Total Non-Agency Collateralized Mortgage Obligations (cost $78,186,398)		76,476,355

Non-Agency Commercial Mortgage-Backed Securities — 8.48%
1301 Trust Series 2025-1301 A 144A 5.059% 8/11/42 #, •	5,255,000	5,337,835
BANK
Series 2017-BNK5 A5 3.39% 6/15/60	6,560,000	6,494,100
Series 2017-BNK5 B 3.896% 6/15/60 •	2,970,000	2,895,507
Series 2019-BN20 A3 3.011% 9/15/62	6,085,000	5,764,622
Series 2019-BN23 A3 2.92% 12/15/52	8,340,000	7,920,385
Series 2020-BN29 A4 1.997% 11/15/53	5,255,000	4,651,437
Series 2022-BNK39 B 3.237% 2/15/55 •	3,195,000	2,828,131
Series 2022-BNK39 C 3.268% 2/15/55 •	2,092,000	1,803,463
Series 2022-BNK40 B 3.39% 3/15/64 •	4,430,000	3,908,745

Bank of America Merrill Lynch Commercial Mortgage Trust Series 2017-BNK3 B 3.879% 2/15/50 •	30,000	29,507
Benchmark Mortgage Trust
Series 2020-B17 A5 2.289% 3/15/53	9,805,000	8,900,531
Series 2020-B18 A5 1.925% 7/15/53	3,000,000	2,673,456
Series 2020-B19 A5 1.85% 9/15/53	835,000	744,709
Series 2021-B25 A5 2.577% 4/15/54	4,865,000	4,386,420
Series 2022-B32 A5 3.002% 1/15/55 •	4,730,000	4,259,607
Series 2022-B32 B 3.202% 1/15/55 •	4,385,000	3,693,812
22    NQ- 189 [0126] 0326 (5295621)

	Principal amount°	Value (US $)

Non-Agency Commercial Mortgage-Backed Securities (continued)
Benchmark Mortgage Trust
Series 2022-B32 C 3.452% 1/15/55 •	5,350,000	$ 4,145,274
Series 2022-B33 B 3.614% 3/15/55 •	2,250,000	1,965,896
Series 2022-B33 C 3.614% 3/15/55 •	2,250,000	1,796,508
Series 2022-B34 A5 3.786% 4/15/55 •	5,950,000	5,565,969
Series 2022-B35 A5 4.442% 5/15/55 •	11,975,000	11,733,037
Series 2022-B36 A5 4.47% 7/15/55 •	2,150,000	2,106,943

BFLD Commercial Mortgage Trust Series 2025-660F A 144A 5.18% (TSFR01M + 1.50%, Floor 1.50%) 11/15/42 #, •	8,150,000	8,178,016
BMO Mortgage Trust Series 2022-C1 A5 3.374% 2/15/55 •	3,550,000	3,302,182
Cantor Commercial Real Estate Lending
Series 2019-CF1 A5 3.786% 5/15/52	7,865,000	7,734,994
Series 2019-CF2 A5 2.874% 11/15/52	5,710,000	5,423,088
Series 2019-CF3 A4 3.006% 1/15/53	3,222,000	3,033,827
CD Mortgage Trust
Series 2016-CD2 A3 3.248% 11/10/49	4,367,856	4,340,616
Series 2017-CD6 B 3.911% 11/13/50 •	1,925,000	1,830,374
Series 2019-CD8 A4 2.912% 8/15/57	3,500,000	3,300,887

CFCRE Commercial Mortgage Trust Series 2016-C7 A3 3.838% 12/10/54	9,750,000	9,690,450
DB-JPM Mortgage Trust Series 2016-C1 A4 3.276% 5/10/49	2,406,512	2,403,077
FREMF Mortgage Trust Series 2017-K71 B 144A 3.752% 11/25/50 #, •	80,000	78,795
GS Mortgage Securities Trust
Series 2012-BWTR C 144A 3.329% 11/5/34 #, •	1,000,000	446,872
Series 2017-GS5 A4 3.674% 3/10/50	6,820,000	6,753,704
Series 2017-GS6 A3 3.433% 5/10/50	3,495,000	3,460,113
Series 2018-GS9 B 4.321% 3/10/51 •	125,000	116,704
Series 2019-GC39 A4 3.567% 5/10/52	7,116,000	6,831,704
Series 2019-GC42 A4 3.001% 9/10/52	5,295,000	5,001,470

Hudson Yards Mortgage Trust Series 2025-SPRL A 144A 5.467% 1/13/40 #, •	6,500,000	6,737,197
IRV Trust Series 2025-200P A 144A 5.295% 3/14/47 #, •	6,000,000	6,163,706
JPMCC Commercial Mortgage Securities Trust Series 2017-JP5 A5 3.723% 3/15/50	1,500,000	1,492,572
JPM-DB Commercial Mortgage Securities Trust Series 2017-C7 A5 3.409% 10/15/50	290,000	285,233
NQ- 189 [0126] 0326 (5295621)    23

Schedule of investments
Nomura Diversified Income Fund
	Principal amount°	Value (US $)

Non-Agency Commercial Mortgage-Backed Securities (continued)
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-LC11 B 3.499% 4/15/46	273,968	$ 266,927
Series 2015-JP1 A5 3.914% 1/15/49	395,005	393,575
Series 2016-JP2 AS 3.056% 8/15/49	180,000	174,701

MAD Commercial Mortgage Trust Series 2025-11MD A 144A 4.912% 10/15/42 #, •	8,875,000	8,928,582
Morgan Stanley Capital I Trust
Series 2016-BNK2 B 3.485% 11/15/49	1,500,000	1,401,597
Series 2019-L3 A4 3.127% 11/15/52	3,890,000	3,725,015

Wells Fargo Commercial Mortgage Trust Series 2016-BNK1 A3 2.652% 8/15/49	5,785,000	5,735,814
Total Non-Agency Commercial Mortgage-Backed Securities (cost $210,480,588)		200,837,686

Loan Agreements — 1.58%
Brokerage — 0.05%
Jefferies Finance 6.430% (SOFR01M + 2.75%) 10/21/31 •	1,283,518	1,283,918
		1,283,918
Capital Goods — 0.48%
Azorra Soar TLB Finance 6.473% (SOFR03M + 2.75%) 10/18/29 •	1,303,408	1,312,369
SPX Flow 6.422% (SOFR01M + 2.75%) 4/5/29 •	3,320,000	3,327,885
Standard Industries 5.421% (SOFR01M + 1.75%) 9/22/28 •	1,551,521	1,558,310
White Cap Supply Holdings Tranche C 6.922% (SOFR01M + 3.25%) 10/19/29 •	5,125,125	5,117,119
		11,315,683
Communications — 0.34%
Charter Communications Operating
Tranche B-4 5.661% (SOFR03M + 2.00%) 12/7/30 •	2,842,000	2,836,449
Tranche B5 5.911% (SOFR03M + 2.25%) 12/15/31 •	1,899,810	1,899,514

Midcontinent Communications 6.173% (SOFR01M + 2.50%) 8/16/31 •	2,962,500	2,958,797
Virgin Media Bristol Tranche Y 7.052% (SOFR06M + 3.28%) 3/31/31 •	417,000	410,629
		8,105,389
24    NQ- 189 [0126] 0326 (5295621)

		Principal amount°	Value (US $)

Loan Agreements (continued)
Electric — 0.24%
Lightning Power Tranche B 5.922% (SOFR01M + 2.25%) 8/18/31 •		2,791,729	$ 2,799,873
Vistra Operations Company 5.422% (SOFR01M + 1.75%) 12/20/30 •		2,817,293	2,825,136
			5,625,009
Financial Services — 0.37%
Ardonagh Group Finco Tranche B 6.370% - 6.422% (SOFR03M + 2.75%) 2/15/31 •		6,252,868	6,242,119
Dragon Buyer 6.422% (SOFR03M + 2.75%) 9/30/31 •		2,601,859	2,581,045
			8,823,164
Technology — 0.10%
Icon Parent I 6.411% - 6.445% (SOFR03M + 2.75%) 11/13/31 •		2,344,125	2,320,683
			2,320,683
Total Loan Agreements (cost $37,450,039)			37,473,846

Sovereign Bonds — 1.63%Δ
Albania — 0.03%
Albania Government International Bonds
144A 3.50% 6/16/27 #	EUR	300,000	357,148
144A 4.75% 2/14/35 #	EUR	300,000	362,300
			719,448
Angola — 0.02%
Angolan Government International Bonds
144A 8.25% 5/9/28 #		233,000	235,113
8.25% 5/9/28 ■		299,000	301,711
			536,824
Argentina — 0.05%
Argentine Republic Government International Bonds
0.75% 7/9/30 ~		1,149,409	975,274
1.00% 7/9/29		56,896	50,239
3.50% 7/9/41 ~		353,393	256,387
			1,281,900
NQ- 189 [0126] 0326 (5295621)    25

Schedule of investments
Nomura Diversified Income Fund
	Principal amount°	Value (US $)

Sovereign Bonds Δ(continued)
Armenia — 0.02%
Republic of Armenia International Bond 3.60% 2/2/31 ■	450,000	$ 409,920
		409,920
Azerbaijan — 0.02%
Republic of Azerbaijan International Bond 144A 3.50% 9/1/32 #	603,000	562,112
		562,112
Bahrain — 0.03%
Bahrain Government International Bond 144A 7.375% 5/14/30 #	600,000	628,771
		628,771
Benin — 0.01%
Benin Government International Bond 144A 7.96% 2/13/38 #	200,000	209,100
		209,100
Bermuda — 0.05%
Bermuda Government International Bonds
3.375% 8/20/50 ■	328,000	226,589
144A 5.00% 7/15/32 #	900,000	912,303
		1,138,892
Brazil — 0.09%
Brazilian Government International Bonds
4.75% 1/14/50	420,000	309,288
6.625% 3/15/35	500,000	514,625
7.25% 1/12/56	1,382,000	1,384,419
		2,208,332
Chile — 0.02%
Chile Government International Bond 2.55% 1/27/32	440,000	394,328
		394,328
Colombia — 0.05%
Colombia Government International Bond
6.50% 1/21/33	320,000	317,424
7.50% 2/2/34	745,000	778,972
		1,096,396
26    NQ- 189 [0126] 0326 (5295621)

	Principal amount°	Value (US $)

Sovereign Bonds Δ(continued)
Costa Rica — 0.01%
Costa Rica Government International Bond 144A 5.625% 4/30/43 #	300,000	$ 287,301
		287,301
Dominican Republic — 0.09%
Dominican Republic International Bonds
144A 4.875% 9/23/32 #	1,448,000	1,389,689
144A 5.30% 1/21/41 #	350,000	318,675
144A 6.95% 3/15/37 #	385,000	411,565
		2,119,929
Ecuador — 0.11%
Ecuador Government International Bonds
144A 8.75% 1/29/34 #	810,000	820,125
144A 9.25% 1/29/39 #	1,735,000	1,778,375
		2,598,500
Egypt — 0.04%
Egypt Government International Bond 144A 8.70% 3/1/49 #	1,080,000	1,059,498
		1,059,498
Ghana — 0.01%
Ghana Government International Bonds
144A 5.00% 7/3/29 #, ~	117,098	114,973
144A 5.00% 7/3/35 #, ~	192,444	176,185
		291,158
Guatemala — 0.02%
Guatemala Government Bond 144A 6.55% 2/6/37 #	547,000	583,293
		583,293
Honduras — 0.02%
Honduras Government International Bond 144A 8.625% 11/27/34 #	450,000	518,121
		518,121
Hungary — 0.04%
Hungary Government International Bond 144A 6.75% 9/25/52 #	496,000	528,300
MFB Magyar Fejlesztesi Bank 6.50% 6/29/28 ■	425,000	442,270
		970,570
NQ- 189 [0126] 0326 (5295621)    27

Schedule of investments
Nomura Diversified Income Fund
		Principal amount°	Value (US $)

Sovereign Bonds Δ(continued)
Ivory Coast — 0.07%
Ivory Coast Government International Bonds
144A 6.125% 6/15/33 #		1,111,000	$ 1,100,603
144A 8.075% 4/1/36 #		427,000	457,925
			1,558,528
Jordan — 0.02%
Jordan Government International Bond 144A 5.75% 11/12/32 #		400,000	392,624
			392,624
Lebanon — 0.01%
Lebanon Government International Bond 6.85% 3/23/27 ‡, ■		992,000	291,183
			291,183
Mexico — 0.04%
Mexico Government International Bond 6.125% 2/9/38		700,000	698,075
Mexico Government International Bonds 5.375% 3/22/33		250,000	247,063
			945,138
Montenegro — 0.02%
Montenegro Government International Bond 144A 4.875% 4/1/32 #	EUR	290,000	353,828
			353,828
Morocco — 0.02%
Morocco Government International Bonds
144A 1.375% 3/30/26 #	EUR	200,000	236,275
4.00% 12/15/50 ■		300,000	214,250
			450,525
Nigeria — 0.07%
Nigeria Government International Bonds
7.143% 2/23/30 ■		500,000	516,765
7.375% 9/28/33 ■		351,000	355,634
144A 7.875% 2/16/32 #		703,000	732,961
			1,605,360
Oman — 0.02%
Oman Government International Bond 7.375% 10/28/32 ■		363,000	414,030
			414,030
28    NQ- 189 [0126] 0326 (5295621)

		Principal amount°	Value (US $)

Sovereign Bonds Δ(continued)
Panama — 0.05%
Panama Government International Bond 6.853% 3/28/54		200,000	$ 206,570
Panama Government International Bonds
3.298% 1/19/33		500,000	438,875
6.40% 2/14/35		426,000	446,618
			1,092,063
Paraguay — 0.04%
Paraguay Government International Bonds
144A 5.40% 3/30/50 #		827,000	766,513
5.40% 3/30/50 ■		250,000	231,715
			998,228
Peru — 0.03%
Peruvian Government International Bond 2.844% 6/20/30		841,000	794,409
			794,409
Poland — 0.06%
Bank Gospodarstwa Krajowego 144A 5.75% 7/9/34 #		400,000	420,474
Republic of Poland Government International Bonds
4.875% 2/12/30		500,000	514,280
5.50% 4/4/53		462,000	439,467
			1,374,221
Qatar — 0.05%
Qatar Government International Bond 144A 4.40% 4/16/50 #		1,409,000	1,221,079
			1,221,079
Republic of North Macedonia — 0.03%
North Macedonia Government International Bond 144A 3.875% 1/21/30 #	EUR	686,000	809,166
			809,166
Romania — 0.03%
Romanian Government International Bonds
144A 2.625% 12/2/40 #	EUR	155,000	127,677
144A 3.375% 1/28/50 #	EUR	290,000	233,264
7.125% 1/17/33 ■		402,000	439,844
			800,785
NQ- 189 [0126] 0326 (5295621)    29

Schedule of investments
Nomura Diversified Income Fund
		Principal amount°	Value (US $)

Sovereign Bonds Δ(continued)
Serbia — 0.05%
Serbia International Bonds
144A 1.00% 9/23/28 #	EUR	350,000	$ 390,706
144A 3.125% 5/15/27 #	EUR	300,000	355,728
144A 6.00% 6/12/34 #		400,000	415,929
			1,162,363
South Africa — 0.06%
Republic of South Africa Government International Bonds
5.65% 9/27/47		1,211,000	1,003,337
5.75% 9/30/49		595,000	490,951
			1,494,288
South Korea — 0.03%
Korea Hydro & Nuclear Power 144A 5.00% 7/18/28 #		785,000	803,013
			803,013
Sri Lanka — 0.03%
Sri Lanka Government International Bonds
144A 3.10% 1/15/30 #, ~		78,210	77,263
144A 3.35% 3/15/33 #, ~		153,408	140,962
144A 3.60% 6/15/35 #, ~		103,586	85,058
144A 3.60% 5/15/36 #, ~		71,891	71,089
144A 3.60% 2/15/38 #, ~		143,843	142,608
144A 4.00% 4/15/28 #		73,088	71,501
			588,481
Türkiye — 0.13%
Hazine Mustesarligi Varlik Kiralama 144A 6.50% 4/26/30 #		460,000	476,855
Turkiye Government International Bonds
6.95% 9/16/35		500,000	507,098
7.125% 2/12/32		475,000	497,399
7.625% 4/26/29		620,000	662,002
9.125% 7/13/30		360,000	408,408

Turkiye Ihracat Kredi Bankasi 144A 6.875% 7/3/28 #		400,000	414,158
			2,965,920
Ukraine — 0.03%
Ukraine Government International Bonds
144A 0.00% 2/1/30 #, ~		28,991	18,440
144A 0.00% 2/1/34 #, ~		108,336	53,292
30    NQ- 189 [0126] 0326 (5295621)

	Principal amount°	Value (US $)

Sovereign Bonds Δ(continued)
Ukraine (continued)
Ukraine Government International Bonds
144A 0.00% 2/1/35 #, ~	91,551	$ 52,159
144A 0.00% 2/1/36 #, ~	76,293	43,322
144A 4.00% 2/1/32 #, ~	340,000	271,462
144A 4.50% 2/1/34 #, ~	238,830	150,971
144A 4.50% 2/1/35 #, ~	185,756	115,717
144A 4.50% 2/1/36 #, ~	106,147	64,714
		770,077
Venezuela — 0.01%
Venezuela Government International Bond 7.75% 10/13/19 ‡, ■	741,000	259,424
		259,424
Total Sovereign Bonds (cost $37,537,250)		38,759,126

Supranational Banks — 0.15%
Africa Finance 144A 5.55% 10/8/29 #	845,000	866,798
African Development Bank 5.75% 5/7/34 μ, ψ	1,135,000	1,136,937
Corp Andina de Fomento
5.00% 1/24/29	400,000	411,314
5.00% 1/22/30	200,000	207,066
144A 6.75% 6/17/30 #, μ, ψ	910,000	940,715
Total Supranational Banks (cost $3,469,389)		3,562,830

US Treasury Obligations — 10.94%
US Treasury Bonds
4.625% 5/15/54	1,000	958
5.00% 5/15/45	2,000	2,044
US Treasury Notes
3.625% 9/30/30	16,575,000	16,466,227
3.625% 12/31/30	24,350,000	24,161,667
4.00% 11/15/35	223,125,000	218,575,348
Total US Treasury Obligations (cost $262,605,414)		259,206,244
NQ- 189 [0126] 0326 (5295621)    31

Schedule of investments
Nomura Diversified Income Fund
	Number of shares	Value (US $)
Common Stocks — 0.13%♣
Financials — 0.02%
MNSN Holdings =, †	9,217	$ 483,893
		483,893
Industrials — 0.11%
Grupo Aeromexico †	1,261,708	2,526,881
		2,526,881
Total Common Stocks (cost $1,033,645)		3,010,774

Preferred Stock — 0.20%♣
Financials — 0.20%
SVB Financial Trust 11/7/29 †	10,507	4,806,952
Total Preferred Stock (cost $4,780,430)		4,806,952

Short-Term Investments — 2.89%
Money Market Mutual Funds — 2.89%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 3.57%)	17,125,000	17,125,000
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 3.57%)	17,125,000	17,125,000
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 3.61%)	17,125,000	17,125,000
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 3.61%)	17,125,000	17,125,000
Total Short-Term Investments (cost $68,500,000)		68,500,000
Total Value of Securities—98.67% (cost $2,358,880,497)		2,338,004,502

Receivables and Other Assets Net of Liabilities—1.33%★		31,409,488
Net Assets Applicable to 305,311,527 Shares Outstanding—100.00%		$2,369,413,990
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
32    NQ- 189 [0126] 0326 (5295621)

•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at January 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
♦	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At January 31, 2026, the aggregate value of Rule 144A securities was $549,173,702, which represents 23.18% of the Fund’s net assets.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at January 31, 2026. Rate will reset at a future date.
■	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933, as amended.
ψ	Perpetual security. Maturity date represents next call date.
‡	Security is currently in default.
Δ	Securities have been classified by country of risk.
~	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Stated rate in effect at January 31, 2026.
♣	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
†	Non-income producing security.
★	Includes $11,620,142 cash collateral held at broker for futures contracts as of January 31, 2026.
NQ- 189 [0126] 0326 (5295621)    33

Schedule of investments
Nomura Diversified Income Fund
The following forward foreign currency exchange contracts, futures contracts, and swap contracts were outstanding at January 31, 2026:
Forward Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Depreciation
JPMCB	EUR	(2,885,610)	USD	3,370,042	3/27/26	$(59,821)
TD	EUR	(8,838,560)	USD	10,301,591	2/20/26	(184,966)
Total Forward Foreign Currency Exchange Contracts						$(244,787)
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)	Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
Long Contracts:
US Treasury 2 yr Notes
455	$94,863,946	$95,060,532	3/31/26	$—	$(196,586)	$39,102
US Treasury 5 yr Notes
1,505	163,939,184	164,840,212	3/31/26	—	(901,028)	70,554
US Treasury 10 yr Notes
179	20,017,235	19,978,530	3/20/26	38,705	—	(5,594)
US Treasury Long Bonds
2,187	251,778,375	255,542,946	3/20/26	—	(3,764,571)	(205,031)
US Treasury Ultra Bonds
667	78,330,812	80,271,843	3/20/26	—	(1,941,031)	(229,281)
				615,694,063		38,705	(6,803,216)	(330,250)
Short Contracts:
US Treasury 10 yr Ultra Notes
(2,248)	(256,623,250)	(257,494,781)	3/20/26	871,531	—	(229,281)
Total Futures Contracts		$358,199,282		$910,236	$(6,803,216)	$(559,531)
34    NQ- 189 [0126] 0326 (5295621)

CDS Contracts[1]
Counterparty/ Reference Obligation/ Termination Date/ Payment Frequency	Notional Amount[2]	Annual Protection Payments	Value	Amortized Upfront Payments Paid (Received)	Unrealized Appreciation	Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
Centrally Cleared:
Protection Sold/Moody's Ratings:
CDX.NA.HY.45.V1[3] 12/20/30-Quarterly	41,184,000	5.000%	$3,457,500	$2,956,516	$500,984	$—	$(27,129)
			3,457,500	2,956,516	500,984	—	(27,129)
Over-The-Counter:
Protection Purchased/Moody’s Ratings:
JPMCB Mexico 4.15% 3/28/27 Baa2 6/22/26-Quarterly	5,579,000	1.000%	(16,997)	3,222	—	(20,219)	29
JPMCB Republic of Brazil 1.00% 12/20/29 Ba2 12/20/29 -Quarterly	2,503,000	1.000%	2,959	58,280	—	(55,321)	(209)
			(14,038)	61,502	—	(75,540)	(180)
Total CDS Contracts			$3,443,462	$3,018,018	$500,984	$(75,540)	$(27,309)
The use of forward foreign currency exchange contracts, futures contracts, and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in the schedule of investments. The forward foreign currency exchange contracts and notional amounts presented above
NQ- 189 [0126] 0326 (5295621)    35

Schedule of investments
Nomura Diversified Income Fund
represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) and variation margin are reflected in the Fund’s net assets.
[1]	A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the CDS agreement.
[2]	Notional amount shown is stated in USD unless noted that the swap is denominated in another currency.
Summary of abbreviations:
AD – Akcionarsko Drustvo
AMT – Subject to Alternative Minimum Tax
CDS – Credit Default Swap
CJSC – Closed Joint Stock Company
CLO – Collateralized Loan Obligation
DAC – Designated Activity Company
DB – Deutsche Bank
FREMF – Freddie Mac Multifamily
GNMA – Government National Mortgage Association
GS – Goldman Sachs
JPM – JPMorgan
JPMCB – JPMorgan Chase Bank
JPMCC – JPMorgan Chase & Co.
JSC – Joint Stock Company
PJSC – Private Joint Stock Company
REMIC – Real Estate Mortgage Investment Conduit
S.F. – Single Family
SAOG – Societe Anonyme Onamaise Generale
SOFR – Secured Overnight Financing Rate
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
36    NQ- 189 [0126] 0326 (5295621)

Summary of abbreviations: (continued)
SOFR06M – Secured Overnight Financing Rate 6 Month
TD – TD Bank
TSFR01M – 1 Month Term Secured Overnight Financing Rate
TSFR03M – 3 Month Term Secured Overnight Financing Rate
USD – US Dollar
yr – Year
Summary of currencies:
EUR – European Monetary Unit
USD – US Dollar
NQ- 189 [0126] 0326 (5295621)    37